12. Provisions	12 Months Ended
Jun. 30, 2019
Provisions [abstract]
Provisions
CURRENT
Provision for leave	153,885	183,885
	153,885	183,885

The group has received confirmation from its employees and Directors that they will not call on their annual leave entitlements until the group has a clear ability to pay. During the year the company settled $30,000 of accrued leave liabilities.